UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2018

ISG-QTLY-1018
1.968341.104

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.7%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,143,183
U.S. Treasury Obligations - 61.6%
U.S. Treasury Notes:
0.75% 7/15/19	$5,783,000	$5,699,869
0.875% 6/15/19	8,077,000	7,981,086
1.125% 9/30/21	3,335,000	3,180,105
1.375% 2/29/20	457,000	448,967
1.375% 4/30/20	1,643,000	1,610,333
1.375% 1/31/21	4,800,000	4,655,250
1.375% 4/30/21	1,000,000	966,523
1.375% 5/31/21	6,000,000	5,792,109
1.5% 7/15/20	22,158,000	21,704,453
1.625% 6/30/20	5,334,000	5,238,988
1.625% 7/31/20	100,000	98,129
1.625% 8/31/22	840,000	804,759
1.75% 12/31/20 (a)	29,574,000	28,967,510
1.75% 6/30/22	12,447,000	12,002,603
1.875% 3/31/22	15,565,000	15,112,642
1.875% 7/31/22	7,869,000	7,617,868
1.875% 9/30/22	2,900,000	2,803,484
2% 9/30/20	14,997,000	14,802,508
2% 1/15/21	15,066,000	14,834,713
2% 12/31/21	3,205,000	3,131,761
2% 10/31/22	900,000	873,773
2.125% 12/31/22	2,949,000	2,874,238
2.375% 4/15/21	12,830,000	12,729,264
2.625% 6/15/21	1,000,000	998,164
2.625% 7/15/21	1,000,000	997,969
2.625% 6/30/23	500,000	497,168
2.75% 4/30/23	2,200,000	2,199,914
2.75% 7/31/23	2,600,000	2,599,898
2.75% 8/31/23	3,000,000	3,002,227
2.875% 5/15/28	90,000	90,014
		184,316,289
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4211% 12/7/20 (NCUA Guaranteed) (b)(c)	199,437	199,685
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5302% 1/8/20 (NCUA Guaranteed) (b)(c)	363,513	364,045
		563,730
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $191,243,975)		187,023,202

U.S. Government Agency - Mortgage Securities - 4.0%
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.365% 3.271% 10/1/35 (b)(c)	3,175	3,279
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	3,909	4,050
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (b)(c)	15,031	15,410
12 month U.S. LIBOR + 1.551% 2.482% 2/1/44 (b)(c)	22,939	23,698
12 month U.S. LIBOR + 1.553% 2.584% 5/1/44 (b)(c)	67,138	69,058
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (b)(c)	3,303	3,436
12 month U.S. LIBOR + 1.558% 2.668% 2/1/44 (b)(c)	27,608	28,234
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(c)	5,115	5,314
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (b)(c)	43,395	44,641
12 month U.S. LIBOR + 1.574% 2.633% 4/1/44 (b)(c)	101,832	105,141
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (b)(c)	45,908	47,403
12 month U.S. LIBOR + 1.580% 2.526% 1/1/44 (b)(c)	45,000	46,621
12 month U.S. LIBOR + 1.617% 3.623% 3/1/33 (b)(c)	9,618	9,892
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	6,214	6,470
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(c)	10,543	11,061
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (b)(c)	21,356	22,448
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (b)(c)	4,247	4,433
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (b)(c)	40,297	42,247
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (b)(c)	79,965	83,451
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (b)(c)	107,919	112,446
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(c)	1,806	1,891
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(c)	31,111	32,878
12 month U.S. LIBOR + 2.176% 4.458% 8/1/35 (b)(c)	18,577	19,502
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (b)(c)(d)	2,687	2,758
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (b)(c)	5,286	5,420
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (b)(c)	3,250	3,344
6 month U.S. LIBOR + 1.545% 3.751% 4/1/33 (b)(c)	42,830	44,019
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (b)(c)	3,912	3,989
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (b)(c)	1,906	1,945
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (b)(c)	2,072	2,165
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.699% 7/1/36 (b)(c)	17,240	17,842
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	2,159	2,274
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (b)(c)	5,430	5,738
U.S. TREASURY 1 YEAR INDEX + 2.303% 3.428% 12/1/32 (b)(c)	48,950	51,581
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.968% 12/1/32 (b)(c)	247,596	261,313
3.5% 7/1/32	1,060,847	1,068,922
4% 9/1/48 (e)	4,600,000	4,682,778
4.5% 11/1/25 to 6/1/41	745,161	776,140
5.5% 8/1/25	113,447	117,668
6% 1/1/34 to 6/1/36	342,842	379,046
6.5% 2/1/22 to 8/1/36	357,722	398,003
		8,567,949
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	3,313	3,403
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	9,541	9,880
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(c)	6,611	6,872
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (b)(c)	108,313	111,768
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(c)	6,969	7,293
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (b)(c)	63,113	65,674
12 month U.S. LIBOR + 1.880% 3.06% 10/1/41 (b)(c)	117,178	121,973
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(c)	11,376	12,018
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (b)(c)	328	344
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(c)	7,161	7,326
6 month U.S. LIBOR + 1.647% 4.073% 2/1/37 (b)(c)	7,914	8,175
6 month U.S. LIBOR + 1.665% 3.922% 7/1/35 (b)(c)	119,444	123,281
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (b)(c)	10,230	10,602
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (b)(c)	2,712	2,821
6 month U.S. LIBOR + 1.932% 3.988% 10/1/36 (b)(c)	33,355	34,622
6 month U.S. LIBOR + 1.976% 4.186% 10/1/35 (b)(c)	23,612	24,577
6 month U.S. LIBOR + 2.010% 4.175% 5/1/37 (b)(c)	40,622	41,831
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (b)(c)	29,208	30,544
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (b)(c)	7,929	8,305
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (b)(c)	4,610	4,885
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (b)(c)	30,244	31,504
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.105% 4/1/34 (b)(c)	97,073	101,954
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(c)	669	709
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(c)	22,407	23,741
3.5% 7/1/32	373,035	375,875
5% 9/1/35	1,063	1,134
6% 1/1/24	62,008	64,925
6.5% 12/1/21	17,643	18,371
9.5% 3/1/21 to 12/1/22	577	608
10.5% 9/1/20	2	2
		1,255,017
Ginnie Mae - 0.7%
6% 6/15/36	296,910	330,815
8% 12/15/23	21,623	23,371
4.3% 8/20/61 (b)(f)	60,745	60,968
4.5% 3/20/47	200,057	208,766
4.5% 9/1/48 (e)	450,000	467,515
4.611% 2/20/62 (b)(f)	114,566	115,885
4.671% 2/20/62 (b)(f)	130,817	131,797
4.714% 1/20/62 (b)(f)	752,003	757,644
5.47% 8/20/59 (b)(f)	1,325	1,358
		2,098,119
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,888,590)		11,921,085

Asset-Backed Securities - 3.1%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.23% 5/25/29 (b)(c)	$274,806	$277,253
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (b)(c)	332,411	332,052
Navient Student Loan Trust Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.4648% 7/26/66 (b)(c)(g)	282,690	282,732
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (b)(c)	914,706	914,929
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (b)(c)(g)	869,353	872,496
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (b)(c)	4,411,746	4,427,108
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.5848% 3/25/26 (b)(c)	2,206,117	2,211,548
TOTAL ASSET-BACKED SECURITIES
(Cost $9,314,991)		9,318,118

Collateralized Mortgage Obligations - 16.2%
U.S. Government Agency - 16.2%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.46% 4/25/24 (b)(c)	120,956	120,162
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.0448% 8/25/31 (b)(c)	32,637	33,308
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.6774% 11/18/31 (b)(c)	32,426	32,780
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (b)(c)	7,614	7,786
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.5148% 11/25/32 (b)(c)	271,120	272,583
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.0648% 11/25/32 (b)(c)	15,596	15,950
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9948% 6/25/36 (b)(c)	423,882	431,570
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	70,210	71,492
Series 2005-64 Class PX, 5.5% 6/25/35	107,073	112,095
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	53,298	55,052
Series 2004-52 Class KZ, 5.5% 7/25/34	692,480	750,833
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	219,648	20,884
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9848% 3/25/36 (b)(c)	258,617	264,962
Series 2011-67 Class AI, 4% 7/25/26 (d)	59,858	5,112
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 3.0627% 3/15/32 (b)(c)	35,864	36,651
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.4627% 11/15/32 (b)(c)	47,719	47,995
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.6627% 2/15/32 (b)(c)	18,891	19,139
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/33 (b)(c)	117,686	120,067
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4627% 3/15/34 (b)(c)	127,199	127,893
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	44,825	47,321
Series 3840 Class VA, 4.5% 9/15/27	163,947	165,002
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	155,025	165,927
Series 2004-2802 Class ZG, 5.5% 5/15/34	568,856	616,776
Series 2004-2862 Class NE, 5% 9/15/24	926,906	957,222
Series 2145 Class MZ, 6.5% 4/15/29	165,353	181,612
Series 2357 Class ZB, 6.5% 9/15/31	106,384	118,047
Series 3745 Class KV, 4.5% 12/15/26	446,123	462,934
Series 3859 Class JZ, 5% 5/15/41	785,432	833,298
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	446,284	455,829
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	3,937,754	3,916,945
Freddie Mac SLST sequential payer Series 2018-1 Class A1, 3.5% 6/25/28	533,333	533,685
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5774% 7/20/37 (b)(c)	72,587	73,078
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5574% 1/20/38 (b)(c)	18,372	18,494
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9374% 8/20/38 (b)(c)	152,977	155,753
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9774% 9/20/38 (b)(c)	129,497	132,306
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6635% 11/16/39 (b)(c)	70,962	71,644
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.5935% 12/16/39 (b)(c)	55,721	56,189
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (b)(c)(f)	801,619	800,358
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (b)(c)(f)	975,681	973,505
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (b)(c)(f)	1,050,790	1,048,380
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (b)(c)(f)	322,279	322,242
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 12/20/60 (b)(c)(f)	531,004	532,397
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 2/20/61 (b)(c)(f)	1,017,468	1,019,629
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5899% 2/20/61 (b)(c)(f)	1,242,069	1,244,448
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (b)(c)(f)	408,808	409,916
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (b)(c)(f)	495,571	497,117
Class FC, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (b)(c)(f)	453,938	455,231
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6299% 6/20/61 (b)(c)(f)	562,558	564,360
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (b)(c)(f)	585,885	588,857
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (b)(c)(f)	522,002	526,104
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (b)(c)(f)	364,431	367,154
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (b)(c)(f)	521,987	525,154
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (b)(c)(f)	321,202	322,847
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (b)(c)(f)	44,704	44,796
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3799% 5/20/63 (b)(c)(f)	398,553	398,181
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2999% 4/20/63 (b)(c)(f)	446,217	445,605
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (b)(c)(f)	519,528	519,456
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.3274% 10/20/47 (b)(c)	375,802	375,237
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3774% 5/20/48 (b)(c)	466,606	467,103
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (b)(c)	526,785	526,784
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	345,182	348,176
Series 2017-134 Class BA, 2.5% 11/20/46	79,024	75,831
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	278,273	274,456
Series 2013-H26 Class HA, 3.5% 9/20/63 (f)	2,613,169	2,623,561
Series 2014-H04 Class HA, 2.75% 2/20/64 (f)	1,964,270	1,947,978
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	401,603	395,935
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/62 (b)(c)(f)	1,251,801	1,252,633
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7499% 11/20/65 (b)(c)(f)	226,799	227,150
Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	1,470,000	1,470,000
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	818,392	828,298
Series 2010-H17 Class XP, 5.2966% 7/20/60 (b)(f)	754,781	765,734
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(f)	599,037	606,222
Series 2012-64 Class KI, 3.5% 11/20/36 (d)	78,806	5,554
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (b)(h)	240,585	244,092
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (b)(h)	752,586	770,187
Series 2013-H08 Class MA, 3% 3/20/63 (f)	1,507,392	1,504,952
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	1,134,259	1,128,489
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	2,796,318	2,785,787
Class JA, 2.5% 6/20/65 (f)	270,308	268,966
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(f)	2,737,641	2,707,540
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.83% 5/20/66 (b)(c)(f)	1,887,752	1,894,937
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (b)(c)(f)	1,898,722	1,901,443

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,848,439)		48,511,158

Commercial Mortgage Securities - 10.4%
Freddie Mac:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,712,925
Series K155 Class A1, 3.75% 11/25/29	59,686	61,061
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,474,786
Series K710 Class A2, 1.883% 5/25/19	2,355,965	2,344,805
Series K712 Class A2, 1.869% 11/25/19	3,643,437	3,601,850
Series K713 Class A2, 2.313% 3/25/20	446,004	442,689
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,882,120
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)	1,934,993	1,967,621
Series K013 Class A2, 3.974% 1/25/21	5,225,000	5,335,245
Series K076 Class A2, 3.9% 6/25/51	1,900,000	1,972,279
Series K079 Class A1, 3.729% 2/25/28	195,000	200,240
Series K504 Class A2, 2.566% 9/25/20	226,660	224,946
Series K706 Class A2, 2.323% 10/25/18	3,045,699	3,040,497
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.386% 2/25/20 (b)(c)	3,784,000	3,788,506
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $31,303,024)		31,049,570

Foreign Government and Government Agency Obligations - 5.3%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	12,998,072
5.5% 12/4/23	4,000	4,497
Ukraine Government 1.471% 9/29/21	2,891,000	2,776,846
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,157,340)		15,779,415
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $3,474,695)	3,474,001	3,474,696

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	1,250,000	$34,730
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	493,525
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	48,358

TOTAL PUT OPTIONS			576,613

Call Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	199,200
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	19,880
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	1,250,000	40,228

TOTAL CALL OPTIONS			259,308

TOTAL PURCHASED SWAPTIONS
(Cost $874,602)			835,921
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $313,105,656)			307,913,165
NET OTHER ASSETS (LIABILITIES) - (3.0)%			(8,898,764)
NET ASSETS - 100%			$299,014,401

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	1,700,000	$(54,697)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.989% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	4,300,000	(134,296)

TOTAL PUT SWAPTIONS			(188,993)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	1,700,000	(53,626)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.989% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	4,300,000	(140,200)

TOTAL CALL SWAPTIONS			(193,826)

TOTAL WRITTEN SWAPTIONS			$(382,819)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	Dec. 2018	$360,797	$(733)	$(733)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	91	Dec. 2018	19,233,703	(7,307)	(7,307)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	177	Dec. 2018	20,071,523	(29,395)	(29,395)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2018	128,047	(49)	(49)

TOTAL PURCHASED FUTURES					(37,484)

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Dec. 2018	576,875	2,773	2,773
TOTAL FUTURES CONTRACTS					$(34,711)

The notional amount of futures purchased as a percentage of Net Assets is 13.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $162,596.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,155,228 or 0.4% of net assets.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,640
Total	$46,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$187,023,202	$--	$187,023,202	$--
U.S. Government Agency - Mortgage Securities	11,921,085	--	11,921,085	--
Asset-Backed Securities	9,318,118	--	9,318,118	--
Collateralized Mortgage Obligations	48,511,158	--	48,511,158	--
Commercial Mortgage Securities	31,049,570	--	31,049,570	--
Foreign Government and Government Agency Obligations	15,779,415	--	15,779,415	--
Money Market Funds	3,474,696	3,474,696	--	--
Purchased Swaptions	835,921	--	835,921	--
Total Investments in Securities:	$307,913,165	$3,474,696	$304,438,469	$--
Derivative Instruments:
Assets
Futures Contracts	$2,773	$2,773	$--	$--
Total Assets	$2,773	$2,773	$--	$--
Liabilities
Futures Contracts	$(37,484)	$(37,484)	$--	$--
Written Swaptions	(382,819)	--	(382,819)	--
Total Liabilities	$(420,303)	$(37,484)	$(382,819)	$--
Total Derivative Instruments:	$(417,530)	$(34,711)	$(382,819)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018